LIBERTY SELECT
                                   VALUE FUND

                                  Annual Report
                                October 31, 2002

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

                                 LIBERTY SELECT
                                   VALUE FUND

                                  Annual Report
                                October 31, 2002

[PHOTO OF MAN AT DESK]

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY eDELIVERY

               To sign up for eDelivery, go to www.icsdelivery.com

 PRESIDENT'S MESSAGE

 [PHOTO OF KEITH T. BANKS]

Dear Shareholder:
The past 12 months have been among the most challenging in a generation for US stock market investors. Although the economy picked up quickly after a brief recession, it failed to provide convincing evidence that it could remain on an upward path. Consumers have been largely responsible for the 3% growth that the economy has averaged during 2002, but US businesses have kept spending in check. As a result, prospects for a robust recovery in profits, in job growth and in key sectors of the economy, such as technology and telecommunications, have dimmed and the stock market has stalled. Value stocks generally outperformed growth stocks, but both investment styles chalked up negative returns.

In contrast to a weak stock market, the bond market offered investors the best opportunities during the year, a reminder that diversification can help cushion the impact of weakness in other asset classes. Diversification calls for consistent exposure to a variety of asset classes and a strategy of rebalancing your holdings as market movements change your portfolio weightings.

In the report that follows, your portfolio managers will talk in greater detail about the events of the period and the factors that affected fund performance. As always, we thank you for investing in Liberty funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

sidebar box:

NET ASSET VALUE PER SHARE as of 10/31/02 ($)
         Class A                         18.45
         Class B                         17.12
         Class C                         17.65
         Class Z                         18.60

DISTRIBUTIONS DECLARED PER SHARE 11/1/01-10/31/02 ($)
         Class A                          0.06
         Class B                          0.05
         Class C                          0.05
         Class Z                          0.11

Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.


             o NOT FDIC INSURED o May lose value o No bank guarantee

 PERFORMANCE INFORMATION

Value of a $10,000 investment
10/31/92 - 10/31/02

PERFORMANCE OF A $10,000 INVESTMENT
10/31/92 - 10/31/02 ($)

                  without        with
                   sales         sales
                  charge        charge
 Class A          32,613        30,737
----------------------------------------
 Class B          30,293        30,293
----------------------------------------
 Class C          31,412        31,412
----------------------------------------
 Class Z          32,925          n/a
----------------------------------------


 [MOUNTAIN CHART DATA]:

              CLASS A SHARES       CLASS A SHARES       S&PMICCAP 400
           WITHOUT SALES CHARGE   WITH SALES CHARGE         INDEX

10/92              $10,000             $ 9,425              $10,000
                    10,557               9,950               10,559
                    10,826              10,204               10,913
                    11,173              10,530               11,049
                    11,065              10,429               10,894
                    11,312              10,662               11,270
                    10,750              10,132               10,975
                    11,120              10,480               11,475
                    11,139              10,498               11,533
                    11,201              10,557               11,511
                    11,603              10,936               11,986
                    11,734              11,060               12,113
                    11,781              11,104               12,153
                    11,580              10,914               11,885
                    11,909              11,224               12,436
                    12,425              11,711               12,726
                    12,261              11,556               12,545
                    11,675              11,004               11,964
                    11,787              11,110               12,053
                    11,813              11,134               11,938
                    11,468              10,809               11,528
                    11,753              11,077               11,919
                    12,236              11,532               12,543
                    11,899              11,215               12,309
                    12,106              11,410               12,443
                    11,467              10,808               11,882
                    11,590              10,923               11,991
                    11,581              10,915               12,117
                    12,212              11,510               12,752
                    12,671              11,942               12,974
                    12,929              12,186               13,234
                    13,551              12,772               13,553
                    14,114              13,302               14,105
                    14,836              13,983               14,841
                    15,057              14,192               15,116
                    15,625              14,727               15,482
                    15,548              14,654               15,084
                    15,925              15,009               15,743
                    15,993              15,074               15,703
                    16,369              15,428               15,931
                    16,903              15,931               16,473
                    17,112              16,128               16,671
                    17,771              16,749               17,179
                    18,283              17,232               17,411
                    18,084              17,044               17,150
                    17,248              16,256               15,989
                    17,666              16,650               16,911
                    18,867              17,782               17,649
                    18,855              17,771               17,700
                    19,629              18,500               18,696
                    19,263              18,156               18,717
                    19,949              18,802               19,419
                    20,079              18,924               19,259
                    18,848              17,764               18,439
                    19,299              18,189               18,917
                    20,813              19,617               20,570
                    21,629              20,386               21,148
                    23,511              22,159               23,242
                    23,039              21,714               23,214
                    24,589              23,175               24,548
                    24,186              22,795               23,481
                    24,861              23,431               23,828
                    25,656              24,181               24,753
                    25,707              24,229               24,282
                    28,062              26,449               26,293
                    29,291              27,607               27,479
                    29,511              27,814               27,982
                    28,514              26,874               26,722
                    29,044              27,374               26,891
                    27,711              26,117               25,847
                    23,141              21,811               21,037
                    24,500              23,091               23,000
                    26,104              24,603               25,056
                    27,540              25,957               26,306
                    29,333              27,646               29,484
                    28,984              27,317               28,337
                    27,109              25,550               26,852
                    27,591              26,005               27,602
                    29,065              27,393               29,779
                    29,332              27,645               29,907
                    30,778              29,008               31,508
                    29,987              28,263               30,840
                    29,024              27,356               29,782
                    28,261              26,636               28,861
                    29,358              27,670               30,333
                    30,309              28,566               31,926
                    32,003              30,163               33,822
                    30,829              29,056               32,869
                    31,513              29,701               35,169
                    34,753              32,754               38,113
                    34,308              32,335               36,783
                    33,625              31,692               36,323
                    33,225              31,314               36,857
                    34,059              32,100               37,439
                    36,824              34,707               41,621
                    36,169              34,089               41,338
                    36,451              34,355               39,937
                    34,191              32,225               36,922
                    36,957              34,832               39,746
                    37,064              34,933               40,633
                    36,430              34,336               38,312
                    35,392              33,357               35,466
                    37,930              35,749               39,378
                    39,056              36,811               40,295
                    38,369              36,163               40,134
                    38,511              36,297               39,536
                    37,525              35,367               38,243
                    33,630              31,696               33,486
                    34,087              32,127               34,966
                    36,078              34,004               37,567
                    37,774              35,602               39,510
                    37,879              35,701               39,304
                    38,217              36,019               39,351
                    40,020              37,719               42,165
                    40,108              37,802               41,967
                    40,124              37,817               41,257
                    38,038              35,851               38,237
                    34,911              32,904               34,528
                    35,299              33,269               34,704
                    31,907              30,072               31,907
10/2002             32,613              30,737               33,289



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Standard & Poor's (S&P) MidCap 400 Index is a market value-weighted index of 400 mid-cap US companies. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.


Average annual total return as of 10/31/02 (%)
Share class                        A                          B                           C                     Z
Inception                        1949                      6/8/92                      8/1/97                2/8/01
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   -4.37         -9.87         -5.12         -9.85         -5.07          -6.02         -4.09
-------------------------------------------------------------------------------------------------------------------
5-year                    6.16          4.91          5.36          5.08          5.38           5.38          6.36
-------------------------------------------------------------------------------------------------------------------
10-year                  12.55         11.88         11.72         11.72         12.13          12.13         12.66
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 9/30/02 (%)
Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   -5.12        -10.57         -5.81        -10.51         -5.80          -6.74         -4.89
-------------------------------------------------------------------------------------------------------------------
5-year                    5.35          4.11          4.57          4.29          4.61           4.61          5.55
-------------------------------------------------------------------------------------------------------------------
10-year                  12.60         11.94         11.77         11.77         12.19          12.19         12.71
-------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z (newer class shares) share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

TOP 10 HOLDINGS as of 10/31/02 (%)

XTO Energy                         2.6
Golden West Financial              2.5
Dean Foods                         2.2
TJX Companies                      1.8
International Flavors
  & Fragrances                     1.7
First Health Group                 1.7
Affiliated Computer Services       1.6
Biomet                             1.6
Federated Dept Stores              1.5
Telephone & Data Systems Inc.      1.4

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

BOUGHT
--------------------------------------------------------------------------------

We initiated a position in International Flavors & Fragrances (IFF) (1.7% of net assets), a producer of flavors and fragrances for cosmetic, food and other industries. Changes in management and an acquisition enabled IFF to bolster its market position, cut costs, boost revenues and improve customer service; resulting in significant earnings growth. We were able to buy IFF at a very attractive valuation, considering its strong near-term earnings growth, leading industry position, ability to generate excellent cash flow and solid long-term earnings prospects.

SOLD
--------------------------------------------------------------------------------

DELPHI CORPORATION
We sold auto parts supplier Delphi Corp. due to valuation, and because other stocks appeared more attractive. This move was consistent with our ongoing strategy of upgrading the portfolio. Delphi declined by more that 50% after we sold it, while the stocks we purchased in its place performed better.





PORTFOLIO MANAGERS' REPORT

For the 12-month period that ended October 31, 2002, Liberty Select Value Fund class A shares returned negative 4.37%, without a sales charge. That was slightly better than the S&P MidCap 400 Index, which returned negative 4.78% for the same period. Liberty Select Value Fund also outperformed its competitive peer group, the Morningstar Mid-Cap Value Fund Universe, which returned negative 8.91%.1 In general, the fund's bottom-up value style, with an emphasis on risk management, helped our shareholders weather a difficult period for stocks with only a modest decline.

A PERIOD OF UNCERTAINTY

Markets over the past year have been characterized by economic, political and corporate uncertainty. Interest rates continued to decline, but stocks remained skittish in an environment of concern over corporate accounting practices as well as the strength and timing of an economic recovery. Technology remained out of favor, but industries such as retailers, restaurants and food companies did well. The fund benefited from investments in these stronger-performing sectors. For example, our investment in Brinker International, a company that operates casual dining restaurants, and Dean Foods, a leading dairy processor (1.3% and 2.2% of net assets, respectively), did well during the year.

HELP FROM FINANCIAL SERVICES AND HEALTH CARE

Financial services companies were also good performers, and holdings in regional banks helped the fund's return. These banks have maintained solid earnings growth in the face of a weak economy, due to strong deposit growth, robust mortgage loan activity, combined with stable credit quality. In addition, our stake in Golden State Bancorp (1.4% of net assets) paid off when the company was purchased by CitiGroup. We also

-------------------
1(C)2002 by Morningstar Inc. All rights reserved. This information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. 2Holdings are calculated as a percentage of net assets as of October 31, 2002 and are subject to change.

owned health care service providers that did well during the period. These providers enjoyed both strong price increases and good growth in new business, while keeping their medical costs under control. We sold one health care holding -- United Healthcare -- when it appeared to be fully valued.

An underweighting in underperforming sectors, such as information technology, utilities and telecommunications services, as well as good stock selection in certain of these sectors reduced their negative impact on performance. In fact, two technology stocks, Zebra Technologies and Affiliated Computer Services (1.1% and 1.6% of net assets, respectively), had strong returns for the period. On the down side, OM Group (0.2% of net assets), a producer of metal-based specialty chemicals, was a poor performer during the period. This poor performance was due to a large decline in one of the company's key metals and much worse than expected operational results, which put significant pressure on its leveraged balance sheet.

PUTTING OUR VALUE STRATEGY TO WORK

We continue to manage the fund using a value style and as a result have become more aggressive as share prices have declined. For instance, we have been buying stocks in the technology, cable and leisure sectors, and those leveraged to an economic recovery. We think that the market severely punished some of these companies, presenting compelling buying opportunities. Over the year, we have also reduced the number of fund holdings from 167 on October 31, 2001 to 111 on October 31, 2002 in order to concentrate more fully on the companies we believe have the best prospects.

LOOKING AHEAD

As bottom-up investors, we have expectations about the economy, but our primary concern is to find well-managed, attractively-valued companies in industries where we think improvement is probable. A key component of our style is to understand the risks in the stocks we own, which has helped us avoid unpleasant surprises. We believe the fund is positioned to do well in an improving economy, but we have also continued to diversify the portfolio by owning stocks in a broad range of industries and sectors.

/s/ Daniel K. Cantor                /s/ Jeffrey Kinzel

Daniel K. Cantor                    Jeffrey Kinzel

Daniel K. Cantor and Jeffrey Kinzel, senior vice presidents of Colonial Management Associates, Inc. (Colonial), are the fund's co-portfolio managers. Dan Cantor joined Stein Roe & Farnham Incorporated, a member of Columbia Management Group and an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. He serves as lead manager of the fund. Since 1995, he has managed or co-managed several Stein Roe funds. Jeff Kinzel joined Stein Roe in 1991 as a senior equity analyst.


 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Financials                              19.4
Consumer discretionary                  18.0
Industrials                             10.9
Materials                                9.4
Information technology                   9.3


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same sector breakdowns in the future.

Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.

 INVESTMENT PORTFOLIO

October 31, 2002


COMMON STOCKS - 92.4%              SHARES         VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 18.0%
AUTOMOBILES & COMPONENTS - 4.3%
   AUTO PARTS & EQUIPMENT - 4.3%
Gentex Corp. (a)                 491,000   $ 14,474,680
Johnson Controls, Inc.           126,300      9,851,400
Lear Corp. (a)                   315,700     11,538,835
Superior Industries
  International, Inc.            338,800     14,388,836
                                          -------------
                                             50,253,751
                                          -------------
CONSUMER DURABLES & APPAREL - 2.5%
   FOOTWEAR - 0.4%
Wolverine World Wide, Inc.       307,400      4,952,214
                                          -------------
   HOUSEWARES & SPECIALTIES - 1.4%
Newell Rubbermaid, Inc.          500,700     16,232,694
                                          -------------
   LEISURE PRODUCTS - 0.7%
Mattel, Inc.                     428,500      7,867,260
                                          -------------
HOTELS, RESTAURANTS & LEISURE - 4.2%
   CASINOS & GAMING - 1.9%
Harrah's
   Entertainment, Inc. (a)       233,900      9,823,800
International Game
   Technology (a)                167,500     12,597,675
                                          -------------
                                             22,421,475
                                          -------------
   LEISURE FACILITIES - 0.5%
Six Flags, Inc. (a)            1,332,000      6,087,240
                                          -------------
   RESTAURANTS - 1.8%
Brinker International, Inc. (a)  545,550     15,488,164
Darden Restaurants, Inc.         294,600      5,591,508
                                          -------------
                                             21,079,672
                                          -------------
MEDIA - 2.3%
   BROADCASTING & CABLE - 0.7%
Comcast Corp., Special Class A (a) 190,800    4,390,308
Mediacom Communications
  Corp. (a)                      743,400      4,051,530
                                          -------------
                                              8,441,838
                                          -------------
   PUBLISHING & PRINTING - 1.6%
Knight-Ridder, Inc.               90,900      5,470,362
New York Times Co., Class A      279,100     13,511,231
                                          -------------
                                             18,981,593
                                          -------------
RETAILING - 4.7%
   APPAREL RETAIL - 2.5%
Ross Stores, Inc.                196,600      8,227,710
TJX Companies, Inc.            1,010,000     20,725,200
                                          -------------
                                             28,952,910
                                          -------------
   DEPARTMENT STORES - 1.5%
Federated Department
   Stores, Inc. (a)              554,800     17,032,360
                                          -------------
   SPECIALTY STORES - 0.7%
Borders Group, Inc. (a)          508,300      8,758,009
                                          -------------



                                   SHARES         VALUE
-------------------------------------------------------
CONSUMER STAPLES - 4.9%
FOOD, BEVERAGES & TOBACCO - 3.6%
   PACKAGED FOODS - 2.5%
Dean Foods Co. (a)               690,600   $ 25,890,594
Hormel Foods Corp.               128,700      3,114,540
                                          -------------
                                             29,005,134
                                          -------------
   SOFT DRINKS - 1.1%
Pepsi Bottling Group, Inc.       478,500     12,895,575
                                          -------------
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
   PERSONAL PRODUCTS - 1.3%
Avon Products, Inc.              320,700     15,550,743
                                          -------------

-------------------------------------------------------
ENERGY 7.7%
ENERGY EQUIPMENT & SERVICES - 2.7%
   OIL & GAS DRILLING - 1.5%
Diamond Offshore Drilling, Inc.  208,300      4,353,470
Noble Corp. (a)                  242,400      7,834,368
Transocean, Inc.                 261,200      5,741,176
                                          -------------
                                             17,929,014
                                          -------------
   OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Co. (a)              255,300      7,743,249
Weatherford
    International, Inc. (a)      144,100      5,769,764
                                          -------------
                                             13,513,013
                                          -------------
OIL & GAS - 5.0%
   INTEGRATED OIL & GAS - 2.4%
Amerada Hess Corp.               318,800     16,354,440
Conoco Phillips                  139,120      6,747,320
Occidental Petroleum Corp.       189,900      5,417,847
                                          -------------
                                             28,519,607
                                          -------------
   OIL & GAS EXPLORATION & PRODUCTION - 2.6%
XTO Energy, Inc.               1,279,305     30,767,285
                                          -------------

-------------------------------------------------------
FINANCIALS 19.4%
BANKS - 11.2%
Banknorth Group, Inc.            464,900     10,771,733
Charter One Financial Corp.      361,360     10,941,981
City National Corp.              228,700     10,348,675
Cullen/Frost Bankers, Inc.       182,100      6,306,123
Golden State Bancorp, Inc.       437,100     16,080,909
Golden West Financial Corp.      431,400     29,792,484
Greenpoint Financial Corp.       280,700     12,230,099
North Fork Bancorporation, Inc.  426,800     16,414,728
Sovereign Bancorp, Inc.          923,900     13,008,512
Webster Financial Corp.          154,300      5,000,863
                                          -------------
                                            130,896,107
                                          -------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
Bear Stearns Companies, Inc.     143,100      8,736,255
Lehman Brothers Holdings, Inc.   167,400      8,917,398
Stilwell Financial, Inc.         965,700     11,308,347
                                          -------------
                                             28,962,000
                                          -------------




See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
FINANCIALS (CONTINUED)
INSURANCE - 5.7%
   LIFE & HEALTH INSURANCE - 0.5%
Nationwide Financial Services,
   Inc., Class A                 214,900    $ 5,952,730
                                          -------------
   MULTI-LINE INSURANCE - 0.6%
Loews Corp.                      156,400      6,747,096
                                          -------------
   PROPERTY & CASUALTY INSURANCE - 4.6%
AMBAC Financial Group, Inc.      250,850     15,502,530
Cincinnati Financial Corp.       157,100      5,968,229
The PMI Group, Inc.              485,800     14,476,840
Radian Group, Inc.               326,100     11,501,547
St. Paul Companies, Inc.         202,600      6,645,280
                                          -------------
                                             54,094,426
                                          -------------

-------------------------------------------------------
HEALTH CARE 6.4%
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
   HEALTH CARE DISTRIBUTORS & SERVICES - 0.4%
Patterson Dental Co. (a)          80,000      4,120,800
                                          -------------
   HEALTH CARE EQUIPMENT - 1.6%
Biomet, Inc.                     621,600     18,312,336
                                          -------------
   HEALTH CARE FACILITIES - 1.1%
HCA, Inc.                        299,100     13,007,859
                                          -------------
   MANAGED HEALTH CARE - 3.3%
Anthem, Inc. (a)                 110,100      6,936,300
First Health Group Corp. (a)     765,800     19,895,484
Wellpoint Health
    Networks, Inc. (a)           149,200     11,221,332
                                          -------------
                                             38,053,116
                                          -------------

-------------------------------------------------------
INDUSTRIALS 10.9%
CAPITAL GOODS - 5.7%
   AEROSPACE & DEFENSE - 1.3%
Lockheed Martin Corp.            170,400      9,866,160
Northrop Grumman Corp.            54,600      5,630,898
                                          -------------
                                             15,497,058
                                          -------------
   CONSTRUCTION & FARM MACHINERY  - 1.0%
Navistar International Corp.     528,800     11,855,696
                                          -------------
   INDUSTRIAL CONGLOMERATES - 1.0%
Carlisle Companies., Inc.        308,300     11,490,341
                                          -------------
   INDUSTRIAL MACHINERY - 2.4%
Dover Corp.                      206,300      5,174,004
Ingersoll-Rand Co.               265,100     10,338,900
Mueller Industries, Inc. (a)     215,600      5,767,300
Parker Hannifin Corp.            166,100      7,246,943
                                          -------------
                                             28,527,147
                                          -------------



                                   SHARES         VALUE
-------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES  - 4.1%
   COMMERCIAL PRINTING - 0.4%
Valassis Communications, Inc. (a) 174,100   $ 4,491,780
                                          -------------
   DATA PROCESSING SERVICES - 0.4%
DST Systems, Inc. (a)            143,000      4,397,250
                                          -------------
   DIVERSIFIED COMMERCIAL SERVICES - 2.3%
Cendant Corp. (a)               1,057,800    12,164,700
Pittston Brink's Group           694,600     14,704,682
                                          -------------
                                             26,869,382
                                          -------------
   EMPLOYMENT SERVICES - 1.0%
Manpower, Inc.                   258,700      8,821,670
Spherion Corp. (a)               514,700      3,134,523
                                          -------------
                                             11,956,193
                                          -------------
TRANSPORTATION - 1.1%
   AIR FREIGHT & COURIERS - 0.6%
CNF Transportation, Inc.         226,200      7,281,378
                                          -------------
   AIRLINES - 0.5%
AMR Corp.                        602,800      2,845,216
Continental Airlines, Inc.,
   Class B (a)                   382,200      2,426,970
                                          -------------
                                              5,272,186
                                          -------------

-------------------------------------------------------
INFORMATION-TECHNOLOGY 9.3%
SOFTWARE & SERVICES - 3.0%
   APPLICATION SOFTWARE - 0.9%
Reynolds & Reynolds Co.          434,500     10,284,615
                                          -------------
   INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.6%
Affiliated Computer Services,
   Inc., Class A (a)             412,100     18,977,205
                                          -------------
   SYSTEMS SOFTWARE - 0.5%
Symantec Corp. (a)               144,400      5,776,000
                                          -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
   COMPUTER STORAGE & PERIPHERALS - 0.0%
Seagate Technology, Inc.,
   Escrow Shares (a)(b)          105,800          1,058
                                          -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
AVX Corp.                        599,600      5,648,232
Amphenol Corp., Class A (a)      319,300     12,293,050
Arrow Electronics, Inc. (a)      450,800      5,919,004
Littlefuse, Inc. (a)             533,700      8,347,602
Millipore Corp.                  386,800     13,155,068
Vishay Intertechnology, Inc. (a) 253,500      2,611,050
                                          -------------
                                             47,974,006
                                          -------------




See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
   OFFICE ELECTRONICS - 1.1%
Zebra Technologies Corp.,
   Class A (a)                   209,300   $ 12,876,136
                                          -------------
   SEMICONDUCTOR EQUIPMENT - 0.2%
Applied Materials, Inc. (a)      189,200      2,843,676
                                          -------------
   TELECOMMUNICATIONS EQUIPMENT - 0.9%
Andrew Corp. (a)               1,223,700     10,523,820
                                          -------------

-------------------------------------------------------
MATERIALS 9.4%
CHEMICALS - 7.4%
   DIVERSIFIED CHEMICALS - 2.1%
Eastman Chemical Co.             293,700     10,673,058
Engelhard Corp.                  288,600      6,392,490
PPG Industries, Inc.             169,900      7,990,397
                                          -------------
                                             25,055,945
                                          -------------
   INDUSTRIAL GASES - 2.0%
Air Products & Chemicals, Inc.   275,400     12,172,680
Praxair, Inc.                    208,800     11,379,600
                                          -------------
                                             23,552,280
                                          -------------
   SPECIALTY CHEMICALS - 3.3%
Ecolab, Inc.                     173,300      8,361,725
International Flavors &
   Fragrances, Inc.              593,400     19,908,570
Lubrizol Corp.                   284,000      8,236,000
OM Group, Inc. (a)               288,800      1,874,312
                                          -------------
                                             38,380,607
                                          -------------
CONTAINERS & PACKAGING - 0.5%
   PAPER PACKAGING - 0.5%
Packaging Corp. of America (a)   311,600      5,415,608
                                          -------------
PAPER & FOREST PRODUCTS - 1.5%
   PAPER PRODUCTS - 1.5%
Boise Cascade Corp.              153,800      3,658,902
Georgia-Pacific Corp.            527,900      6,440,380
MeadWestvaco Corp.               359,386      7,529,137
                                          -------------
                                             17,628,419
                                          -------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
   WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Telephone & Data Systems, Inc.   325,900     16,588,310
                                          -------------




                                   SHARES         VALUE
-------------------------------------------------------
UTILITIES - 5.0%
ELECTRIC UTILITIES - 4.1%
Allete, Inc.                     296,200    $ 6,344,604
Entergy Corp.                    192,300      8,478,507
Exelon Corp.                     251,050     12,652,920
PPL Corp.                        171,500      5,935,615
Progress Energy, Inc.            328,500     13,705,020
TXU Corp.                        101,000      1,449,350
                                          -------------
                                             48,566,016
                                          -------------
MULTI-UTILITIES - 0.9%
El Paso Corp.                    282,000      2,185,500
Energy East Corp.                366,700      7,810,710
                                          -------------
                                              9,996,210
                                          -------------
TOTAL COMMON STOCKS
   (cost of $976,716,626)                 1,081,466,179
                                          -------------

SHORT-TERM OBLIGATION - 7.5%         PAR
-------------------------------------------------------
Repurchase agreement with
   SBC Warburg Ltd., dated
   10/31/02, due 11/01/02 at
   1.880%, collateralized by
   U.S. Treasury Obligations
   with various maturities
   to 11/15/28, market value
   $90,158,219 (repurchase
   proceeds $88,167,604)
   (cost of $88,163,000)      $88,163,000    88,163,000
                                          -------------

TOTAL INVESTMENTS - 99.9%
   (cost of $1,064,879,626) (c)           1,169,629,179
                                          -------------

OTHER ASSETS & LIABILITIES, NET - 0.1% 1,387,412
-------------------------------------------------------
NET ASSETS - 100.0%                      $1,171,016,591
                                          -------------

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing.
(b)The value of this security represents fair value as determined in good faith under the direction the Board of Trustees.
(c)Cost for federal income tax purposes is $1,065,329,285.



See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002


ASSETS:
Investments, at cost                     $1,064,879,626
                                         --------------
Investments, at value                    $1,169,629,179
Cash                                                518
Receivable for:
   Investments sold                             837,445
   Fund shares sold                           2,667,457
   Interest                                       4,604
   Dividends                                    689,033
Deferred Trustees' compensation plan             14,759
                                         --------------
     Total Assets                         1,173,842,995
                                         --------------
LIABILITIES:
Payable for:
   Investments purchased                        414,042
   Fund shares repurchased                    1,297,063
   Management fee                               672,178
   Transfer agent fee                           341,161
   Pricing and bookkeeping fees                  35,189
   Trustees' fee                                     78
Deferred Trustees' fee                           14,759
Other liabilities                                51,934
                                         --------------
     Total Liabilities                        2,826,404
                                         --------------
NET ASSETS                               $1,171,016,591
                                         --------------
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,070,053,348
Overdistributed net investment income           (25,851)
Accumulated net realized loss                (3,760,459)
Net unrealized appreciation on investments  104,749,553
                                         --------------
NET ASSETS                               $1,171,016,591
                                         --------------
CLASS A:
Net assets                               $  438,389,921
Shares outstanding                           23,757,805
                                         --------------
Net asset value per share                $        18.45(a)
                                         --------------
Maximum offering price per share
   ($18.45/0.9425)                       $        19.58(b)
                                         --------------
CLASS B:
Net assets                               $  267,001,894
Shares outstanding                           15,592,317
                                         --------------
Net asset value and offering
   price per share                       $        17.12(a)
                                         --------------
CLASS C:
Net assets                               $   41,309,207
Shares outstanding                            2,340,290
                                         --------------
Net asset value and offering
   price per share                       $        17.65(a)
                                         --------------
CLASS Z:
Net assets                               $  424,315,569
Shares outstanding                           22,818,081
                                         --------------
Net asset value, offering and
   redemption price per share            $        18.60
                                         --------------

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.





 STATEMENT OF OPERATIONS

For the Year Ended October 31, 2002


INVESTMENT INCOME:
Dividends                                   $ 13,513,032
Interest                                      1,993,965
                                         --------------
   Total Investment Income (net of foreign
     taxes withheld of $27,561)              15,506,997
                                         --------------
EXPENSES:
Management fee                                8,806,512
Distribution fee:
   Class B                                    2,221,614
   Class C                                      316,927
Service fee:
   Class A                                    1,131,592
   Class B                                      695,716
   Class C                                       99,681
Pricing and bookkeeping fees                    480,445
Transfer agent fee                            2,866,964
Trustees' fee                                    47,713
Custody fee                                      38,489
Other expenses                                  238,717
                                         --------------
   Total Expenses                            16,944,370
Custody earnings credit                          (2,163)
                                         --------------
   Net Expenses                              16,942,207
                                         --------------
Net Investment Loss                          (1,435,210)
                                         --------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
Net realized loss on investments             (3,715,373)
Net change in unrealized
  appreciation/depreciation
  on investments                            (57,976,948)
                                         --------------
Net Loss                                    (61,692,321)
                                         --------------
Net Decrease in Net Assets
   from Operations                         $(63,127,531)
                                         --------------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                YEAR ENDED OCTOBER 31,
INCREASE (DECREASE)        -------------------------------
IN NET ASSETS:                   2002         2001(a)
----------------------------------------------------------
OPERATIONS:
Net investment income (loss) $ (1,435,210)   $1,389,730
Net realized gain (loss) on
   investments                 (3,715,373)    3,141,609
Net change in unrealized
   appreciation/depreciation
   on investments             (57,976,948)  (97,458,881)
                             ------------   -----------
Net Decrease from Operations  (63,127,531)  (92,927,542)
                             ------------   -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                       (242,251)           --
   Class Z                     (1,417,738)           --
From net realized gains:
   Class A                     (1,111,322)  (64,244,388)
   Class B                       (738,943)  (49,763,012)
   Class C                        (94,180)   (4,389,980)
   Class Z                     (1,093,946)     (210,080)
                             ------------   -----------
Total Distributions Declared
   to Shareholders             (4,698,380) (118,607,460)
                             ------------   -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              128,522,112   157,741,859
   Distributions reinvested     1,221,837    57,867,028
   Redemptions                (94,517,830) (118,752,640)
                             ------------   -----------
     Net Increase              35,226,119    96,856,247
                             ------------   -----------
Class B:
   Subscriptions               94,026,494    69,694,691
   Distributions reinvested       686,528    46,189,668
   Redemptions                (76,765,344)  (86,860,323)
                             ------------   -----------
     Net Increase              17,947,678    29,024,036
                             ------------   -----------
Class C:
   Subscriptions               23,047,667    23,561,648
   Distributions reinvested        89,512     4,095,851
   Redemptions                (13,328,896)  (12,366,948)
                             ------------   -----------
     Net Increase               9,808,283    15,290,551
                             ------------   -----------
Class Z (formerly Class S)(b):
   Subscriptions              110,179,309    54,159,884
   Proceeds received in
     connection with merger            --   479,415,622
   Proceeds received in
     combination with
     original Class Z          35,210,907            --
   Distributions reinvested     2,313,400            --
   Redemptions               (123,772,843)  (79,576,166)
                             ------------   -----------
     Net Increase              23,930,773   453,999,340
                             ------------   -----------
Class Z (through 7/29/02)(b):
   Subscriptions               37,848,821    20,538,016
   Distributions reinvested        78,012       210,080
   Redemptions                (14,013,102)   (4,971,444)
   Proceeds combined into
     former Class S           (35,210,907)           --
                             ------------   -----------
     Net Increase (decrease)  (11,297,176)   15,776,652
                             ------------   -----------




                                YEAR ENDED OCTOBER 31,
INCREASE (DECREASE)        -------------------------------
IN NET ASSETS:                   2002         2001(a)
----------------------------------------------------------
Net Increase from
   Share Transactions       $  75,615,677  $610,946,826
                             ------------   -----------
Total Increase in Net Assets    7,789,766   399,411,824
NET ASSETS:
Beginning of period         1,163,226,825   763,815,001
                             ------------   -----------
End of period (including
overdistributed net investment
income and undistributed net
investment income of
$(25,851) and $1,297,794,
respectively)              $1,171,016,591 $1,163,226,825
                             ------------    -----------
CHANGES IN SHARES:
Class A:
   Subscriptions                6,158,222     7,470,758
   Issued for distributions
     reinvested                    58,886     2,839,448
   Redemptions                 (4,580,879)   (5,560,599)
                             ------------   -----------
     Net Increase               1,636,229     4,749,607
                             ------------   -----------
Class B:
   Subscriptions                4,806,890     3,519,532
   Issued for distributions
     reinvested                    35,439     2,408,390
   Redemptions                 (4,031,581)   (4,427,613)
                             ------------   -----------
     Net Increase                 810,748     1,500,309
                             ------------   -----------
Class C:
   Subscriptions                1,137,120     1,136,448
   Issued for distributions
     reinvested                     4,478       207,304
   Redemptions                   (672,268)     (598,154)
                             ------------   -----------
     Net Increase                 469,330       745,598
                             ------------   -----------
Class Z (formerly Class S)(b):
   Subscriptions                5,294,159     2,585,160
   Issued in connection
     with merger                       --    22,602,193
   Issued for combination
     with original Class Z      1,863,011            --
   Issued for distributions
     reinvested                   110,864            --
   Redemptions                 (5,829,077)   (3,808,229)
                             ------------   -----------
     Net Increase               1,438,957    21,379,124
                             ------------   -----------
Class Z (through 7/29/02)(b):
   Subscriptions                1,698,418       998,345
   Issued for distributions
     reinvested                     3,738        10,248
   Redemptions                   (656,283)     (242,110)
   Shares combined into
     former Class S            (1,863,011)           --
                             ------------   -----------
   Net Increase (decrease)       (817,138)      766,483
                             ------------   -----------

(a)Class S shares were initially offered on February 8, 2001.
(b)On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.


See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

October 31, 2002




NOTE 1.  ACCOUNTING POLICIES

ORGANIZATION:

Liberty Select Value Fund (the "Fund"), a series of Liberty Funds Trust III (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On February 9, 2001, the Fund acquired the Stein Roe Disciplined Stock Fund in a tax-free transaction as follows:

   CLASS S SHARES     NET ASSETS        UNREALIZED
       ISSUED          RECEIVED      APPRECIATION(1)
       ------          --------      --------------
     22,602,193      $479,415,622      $124,459,269

     NET ASSETS OF THE FUND    NET ASSETS OF THE FUND
      IMMEDIATELY PRIOR TO       IMMEDIATELY AFTER
           COMBINATION               COMBINATION
           -----------               -----------
          $778,159,975             $1,257,575,597

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

October 31, 2002


DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income (loss) per share data and ratios for the Fund for the period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

October 31, 2002



For the year ended October 31, 2002 permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT     NET REALIZED        PAID-IN
        INCOME             LOSS            CAPITAL
        ------             ----            -------
      $1,771,554         $(33,641)      $ (1,737,913)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. The tax character of distributions paid during the year was as follows:

            ORDINARY               LONG-TERM
             INCOME              CAPITAL GAINS
             ------              -------------
           $1,659,989             $ 3,038,391

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                   UNREALIZED
                                  APPRECIATION*
                                  -------------
                                  $ 104,299,894

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

          YEAR OF                   CAPITAL LOSS
        EXPIRATION                  CARRYFORWARD
        ----------                  ------------
           2010                       $3,310,801


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
------------------------------   ------------------
       First $1 billion               0.70%
       Over $1 billion                0.65%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services. For the year ended October 31, 2002, the net asset based fee rate was 0.036%.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended October 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $623,232 on sales of the Fund's Class A shares

October 31, 2002



and received contingent deferred sales charges ("CDSC") of $2,490, $713,941 and $10,132 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the average daily net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares issued thereafter. This arrangement results in an annual rate of service fee payable by Class A, Class B and Class C shares that is a blend between the 0.15% and 0.25% rates. For the year ended October 31, 2002, the Class A, Class B and Class C shares' annual service fee was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,163 of custody fees were reduced by balance credits for the year ended October 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such arrangement.

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were $410,737,128 and $324,226,953, respectively.

Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation      $ 263,960,031
     Gross unrealized depreciation       (159,660,137)
                                        -------------
     Net unrealized appreciation        $ 104,299,894
                                        -------------

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" in the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended October 31, 2002, the Fund had no borrowings under the agreement.

NOTE 6.  OTHER RELATED PARTY TRANSACTIONS
For the year ended October 31, 2002, the Fund used AlphaTrade Inc., a wholly-owned subsidiary of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $63,444.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                   YEAR ENDED OCTOBER 31,
                                           -------------------------------------------------------------------------------
CLASS A SHARES                                2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 19.35          $ 24.52          $ 21.93          $ 20.17          $ 20.43
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)                 --(b)          0.06             0.03            (0.03)           (0.05)
Net realized and unrealized gain (loss)
   on investments                             (0.84)           (1.46)            4.83             2.51             1.64
                                            -------          -------          -------          -------          -------
Total from Investment Operations              (0.84)           (1.40)            4.86             2.48             1.59
                                            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.01)              --               --               --               --
From net realized gains                       (0.05)           (3.77)           (2.27)           (0.72)           (1.85)
                                            -------          -------          -------          -------          -------
Total Distributions Declared
  to Shareholders                             (0.06)           (3.77)           (2.27)           (0.72)           (1.85)
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 18.45          $ 19.35          $ 24.52          $ 21.93          $ 20.17
                                            =======          =======          =======          =======          =======
Total return (c)                              (4.37)%          (6.49)%          24.15%           12.48%            7.95%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   1.21%            1.22%            1.27%            1.32%            1.32%
Net investment income (loss) (d)                 --(e)          0.29%            0.13%           (0.14)%          (0.23)%
Portfolio turnover rate                          28%              18%              58%              67%              32%
Net assets, end of period (000's)          $438,390         $428,059         $425,993         $398,255         $373,092

(a)Per share data was calculated using average shares outstanding during the period.
(b)Rounds to less than $0.01 per share.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)Rounds to less than 0.01%.




13



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED OCTOBER 31,
                                           -------------------------------------------------------------------------------
CLASS B SHARES                                 2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 18.09          $ 23.32          $ 21.10          $ 19.57          $ 20.02
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.14)           (0.09)           (0.13)           (0.19)           (0.20)
Net realized and unrealized gain (loss)
   on investments                             (0.78)           (1.37)            4.62             2.44             1.60
                                            -------          -------          -------          -------          -------
Total from Investment Operations              (0.92)           (1.46)            4.49             2.25             1.40
                                            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                       (0.05)           (3.77)           (2.27)           (0.72)           (1.85)
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 17.12          $ 18.09          $ 23.32          $ 21.10          $ 19.57
                                            =======          =======          =======          =======          =======
Total return (b)                              (5.12)%          (7.18)%          23.26%           11.66%            7.10%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                   1.96%            1.97%            2.02%            2.07%            2.07%
Net investment loss (c)                       (0.75)%          (0.46)%          (0.62)%          (0.89)%          (0.98)%
Portfolio turnover rate                          28%              18%              58%              67%              32%
Net assets, end of period (000's)          $267,002         $267,359         $309,665         $313,791         $295,025

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

14



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------------
CLASS C SHARES                                2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 18.64          $ 23.91          $ 21.59          $ 20.00          $ 20.41
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.14)           (0.10)           (0.14)           (0.19)           (0.20)
Net realized and unrealized gain (loss)
   on investments                             (0.80)           (1.40)            4.73             2.50             1.64
                                            -------          -------          -------          -------          -------
Total from Investment Operations              (0.94)           (1.50)            4.59             2.31             1.44
                                            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                       (0.05)           (3.77)           (2.27)           (0.72)           (1.85)
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 17.65          $ 18.64          $ 23.91          $ 21.59          $ 20.00
                                            =======          =======          =======          =======          =======
Total return (b)                              (5.07)%          (7.17)%          23.20%           11.71%            7.17%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                   1.96%            1.97%            2.02%            2.07%            2.07%
Net investment loss (c)                       (0.75)%          (0.46)%          (0.62)%          (0.89)%          (0.98)%
Portfolio turnover rate                          28%              18%              58%              67%              32%
Net assets, end of period (000's)          $ 41,309         $ 34,875         $ 26,909         $ 21,533         $ 12,519

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



15



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED       PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,
CLASS Z SHARES                                              2002 (a)         2001 (b)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 19.50          $ 21.32
                                                             -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                       0.05             0.10
Net realized and unrealized loss on investments                (0.84)           (1.92)
                                                             -------          -------
Total from Investment Operations                               (0.79)           (1.82)
                                                             -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.06)              --
From net realized gains                                        (0.05)              --
                                                             -------          -------
   Total Distributions Declared to Shareholders                (0.11)              --
                                                             -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 18.60          $ 19.50
                                                             =======          =======
Total return (d)                                               (4.09)%          (8.54)%(e)
                                                             =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                    0.98%            0.95%(g)
Net investment income (f)                                       0.23%            0.48%(g)
Portfolio turnover rate                                           28%              18%
Net assets, end of period (000's)                           $424,316         $416,998

(a)On July 29, 2002, the Fund's existing Class Z shares were merged into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(b)Class Z shares were initially offered on February 8, 2001. Per share data reflects activity from this date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)Annualized.


 REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST III
AND THE SHAREHOLDERS OF LIBERTY SELECT VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Select Value Fund (the "Fund") (a series of Liberty Funds Trust III) at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2002

 UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

100% of the ordinary income distributed by the Fund in the year ended October 31, 2002 qualifies for the corporate dividends received deduction.

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)


19


 TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education            Directors, Enesco Group,
One Financial Center                                 Industry from 1994 to 1997, and President,            Inc. (designer, importer
Boston, MA 02111                                     Applications Solutions Division from 1991 to        and distributor of giftware
                                                     1994, IBM Corporation (global education and               and collectibles)
                                                     global applications))


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


 OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office   Principal occupation(s) during past five years
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002




Important Information About This Report
The Transfer Agent for Liberty Select Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Select Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Select Value Fund

Liberty Select Value Fund  ANNUAL REPORT, OCTOBER 31, 2002

                                                                     PRSRT STD
                                                                  U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20

[eagle head logo]
LibertyFunds
A Member of Columbia Managment Group
(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621



                                                719-02/662L-1002 (11/02) 02/2882